Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue:
Life premium	$ 1,726,244		$ 1,663,699		$ 1,591,853
Health premium	929,466		987,421		1,017,711
Other premium	608		638		541
Total premium	2,656,318		2,651,758		2,610,105
Net investment income	693,028		676,364		632,540
Realized investment gains (losses)	25,924		42,190		13,879
Other-than-temporary impairments	(20)		(4,850)		(164,137)
Portion of impairment loss recognized in other comprehensive income	0		0		20,766
Other income	2,151		2,170		1,920
Total revenue	3,377,401		3,367,632		3,115,073
Benefits and expenses:
Life policyholder benefits	1,118,909		1,082,423		1,040,248
Health policyholder benefits	631,820		669,191		677,319
Other policyholder benefits	42,547		41,430		35,762
Total policyholder benefits	1,793,276		1,793,044		1,753,329
Amortization of deferred acquisition costs	364,583		362,390		355,986
Commissions, premium taxes, and non-deferred acquisition expenses	216,216	[1]	209,827	[1]	222,126	[1]
Other operating expense	201,636		176,272		170,130
Interest expense	77,908		75,529		69,932
Total benefits and expenses	2,653,619		2,617,062		2,571,503
Income from continuing operations before income taxes	723,782		750,570		543,570
Income taxes	(226,166)		(246,475)		(179,297)
Income from continuing operations	497,616		504,095		364,273
Discontinued operations:
Income from discontinued operations, net of tax	0		29,784		18,901
Loss on disposal, net of tax benefit of $467 in 2011 and $2,868 in 2010	(455)		(35,013)	[2]	0
Income (loss) from discontinued operations	(455)		(5,229)		18,901
Net income	$ 497,161		$ 498,866	[2]	$ 383,174
Basic net income per share:
Continuing operations	$ 4.60	[3]	$ 4.13	[3]	$ 2.93	[3]
Discontinued operations	$ (0.01)	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total basic net income per share	$ 4.59	[3]	$ 4.09	[3]	$ 3.08	[3]
Diluted net income per share:
Continuing operations	$ 4.53	[3]	$ 4.09	[3]	$ 2.93	[3]
Discontinued operations	$ 0.00	[3]	$ (0.04)	[3]	$ 0.15	[3]
Total diluted net income per share	$ 4.53	[3]	$ 4.05	[3]	$ 3.08	[3]
Dividends declared per common share	$ 0.46	[3]	$ 0.41	[3]	$ 0.38	[3]

[1]	Adoption resulted in the addition of non-deferred acquisition expenses of $92 million, $84 million, and $94 million in 2011, 2010, and 2009, respectively.
[2]	During 2011, management changed the definition of total segment profits before tax to exclude the amortization of low-income housing interests, which management views as a tax expense. Accordingly, the 2010 total segment profits before tax and applicable tax amount have been updated for comparison purposes.
[3]	Per share amounts have been retroactively adjusted for stock split described in Note 1.